Income tax (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Taxes and contributions on income (i)	$ 1,033,501	$ 1,217,369
Other taxes	68,586	83,476
Total Tax liabilities	$ 1,102,086	$ 1,300,845